UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 June 26, 2007 to July 25, 2007

 Commission File Number of issuing entity: 333-131374-53

 Bear Stearns Asset Backed Securities I Trust 2007-AC3
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-131374

 Bear Stearns Asset Backed Securities I LLC
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199182
 54-2199183
 54-2199184
 54-2199185
 54-2199236
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  C                                _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R-1                              _____    _____    __X___    ____________
  R-2                              _____    _____    __X___    ____________
  R-3                              _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On July 25, 2007 a distribution was made to holders of Bear Stearns Asset Backed Securities I Trust 2007-AC3.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2007-AC3, relating to the July 25, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities I Trust 2007-AC3
 (Issuing Entity)


 EMC Mortgage Corporation
 (Master Servicer)

 /s/ Mark Novachek
 Mark Novachek, Senior Vice President

 Date: August 8, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2007-AC3, relating to the July 25, 2007 distribution.



 EX-99.1


Bear Stearns Asset Backed Securities
Asset-Backed Certificates



Distribution Date:       7/25/2007


Bear Stearns Asset Backed Securities
Asset-Backed Certificates
Series 2007-AC3


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  07386VAA8       07/24/2007            5.72000%       331,557,751.67         1,580,425.28
          A-2                  07386VAB6       07/24/2007            0.78000%                 0.00           215,512.54
          M-1                  07386VAC4       07/24/2007            5.82000%        11,034,000.00            53,514.90
          M-2                  07386VAD2       07/24/2007            5.87000%         3,928,000.00            19,214.47
          M-3                  07386VAE0       07/24/2007            5.92000%         1,496,000.00             7,380.27
          M-4                  07386VAF7       07/24/2007            5.97000%         1,496,000.00             7,442.60
          B-1                  07386VAG5       07/24/2007            6.32000%         1,309,000.00             6,894.07
          B-2                  07386VAH3       07/24/2007            6.82000%         1,309,000.00             7,439.48
          B-3                  07386VAJ9       07/24/2007            7.12000%         1,496,000.00             8,876.27
          B-4                  07386VAK6       07/24/2007            7.12000%         1,870,000.00            11,095.33
           C                   07386VAM2       06/29/2007            0.00000%         3,552,915.57            96,842.92
           P                   07386VAL4       06/29/2007            0.00000%               100.00             6,387.03
          R-1                  07386VAN0       06/29/2007            0.00000%                 0.00                 0.00
          R-2                  07386VAP5       06/29/2007            0.00000%                 0.00                 0.00
          R-3                  07386VAQ3       06/29/2007            0.00000%                 0.00                 0.00
          R-X                  07386VAR1       06/29/2007            0.00000%                 0.00                 0.00

Totals                                                                              359,048,767.24         2,021,025.16


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 2,805,038.62              0.00       328,752,713.05         4,385,463.90              0.00
          A-2                         0.00              0.00                 0.00           215,512.54              0.00
          M-1                         0.00              0.00        11,034,000.00            53,514.90              0.00
          M-2                         0.00              0.00         3,928,000.00            19,214.47              0.00
          M-3                         0.00              0.00         1,496,000.00             7,380.27              0.00
          M-4                         0.00              0.00         1,496,000.00             7,442.60              0.00
          B-1                         0.00              0.00         1,309,000.00             6,894.07              0.00
          B-2                         0.00              0.00         1,309,000.00             7,439.48              0.00
          B-3                         0.00              0.00         1,496,000.00             8,876.27              0.00
          B-4                         0.00              0.00         1,870,000.00            11,095.33              0.00
           C                          0.00              0.00         3,552,915.57            96,842.92              0.00
           P                          0.00              0.00               100.00             6,387.03              0.00
          R-1                         0.00              0.00                 0.00                 0.00              0.00
          R-2                         0.00              0.00                 0.00                 0.00              0.00
          R-3                         0.00              0.00                 0.00                 0.00              0.00
          R-X                         0.00              0.00                 0.00                 0.00              0.00

Totals                        2,805,038.62              0.00       356,243,728.62         4,826,063.78              0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 346,500,000.00      331,557,751.67                 0.00       2,805,038.62              0.00
          A-2                           0.00                0.00                 0.00               0.00              0.00
          M-1                  11,034,000.00       11,034,000.00                 0.00               0.00              0.00
          M-2                   3,928,000.00        3,928,000.00                 0.00               0.00              0.00
          M-3                   1,496,000.00        1,496,000.00                 0.00               0.00              0.00
          M-4                   1,496,000.00        1,496,000.00                 0.00               0.00              0.00
          B-1                   1,309,000.00        1,309,000.00                 0.00               0.00              0.00
          B-2                   1,309,000.00        1,309,000.00                 0.00               0.00              0.00
          B-3                   1,496,000.00        1,496,000.00                 0.00               0.00              0.00
          B-4                   1,870,000.00        1,870,000.00                 0.00               0.00              0.00
           C                    3,553,112.41        3,552,915.57                 0.00               0.00              0.00
           P                          100.00              100.00                 0.00               0.00              0.00
          R-1                           0.00                0.00                 0.00               0.00              0.00
          R-2                           0.00                0.00                 0.00               0.00              0.00
          R-3                           0.00                0.00                 0.00               0.00              0.00
          R-X                           0.00                0.00                 0.00               0.00              0.00

Totals                        373,991,212.41      359,048,767.24                 0.00       2,805,038.62              0.00


                                      Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending             Ending               Total
                                      Loss         Principal          Certificate        Certificate           Principal
                                                   Reduction              Balance         Percentage        Distribution
          A-1                         0.00      2,805,038.62       328,752,713.05         0.94878128        2,805,038.62
          A-2                         0.00              0.00                 0.00         0.00000000                0.00
          M-1                         0.00              0.00        11,034,000.00         1.00000000                0.00
          M-2                         0.00              0.00         3,928,000.00         1.00000000                0.00
          M-3                         0.00              0.00         1,496,000.00         1.00000000                0.00
          M-4                         0.00              0.00         1,496,000.00         1.00000000                0.00
          B-1                         0.00              0.00         1,309,000.00         1.00000000                0.00
          B-2                         0.00              0.00         1,309,000.00         1.00000000                0.00
          B-3                         0.00              0.00         1,496,000.00         1.00000000                0.00
          B-4                         0.00              0.00         1,870,000.00         1.00000000                0.00
           C                          0.00              0.00         3,552,915.57         0.99994460                0.00
           P                          0.00              0.00               100.00         1.00000000                0.00
          R-1                         0.00              0.00                 0.00         0.00000000                0.00
          R-2                         0.00              0.00                 0.00         0.00000000                0.00
          R-3                         0.00              0.00                 0.00         0.00000000                0.00
          R-X                         0.00              0.00                 0.00         0.00000000                0.00

Totals                                0.00      2,805,038.62       356,243,728.62         0.95254572        2,805,038.62



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               346,500,000.00          956.87662820             0.00000000            8.09534955         0.00000000
          A-2                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          M-1                11,034,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                 3,928,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-3                 1,496,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-4                 1,496,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-1                 1,309,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-2                 1,309,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-3                 1,496,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-4                 1,870,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
           C                  3,553,112.41          999.94460068             0.00000000            0.00000000         0.00000000
           P                        100.00         1000.00000000             0.00000000            0.00000000         0.00000000
          R-1                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-2                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-3                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-X                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000            8.09534955           948.78127864           0.94878128            8.09534955
          A-2                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
           C                  0.00000000            0.00000000           999.94460068           0.99994460            0.00000000
           P                  0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          R-1                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-2                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-3                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-X                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            06/25/07 - 07/24/07    30          5.72000%    331,557,751.67        1,580,425.28                   0.00
          A-2            06/25/07 - 07/24/07    30          0.78000%    331,557,751.67          215,512.54                   0.00
          M-1            06/25/07 - 07/24/07    30          5.82000%     11,034,000.00           53,514.90                   0.00
          M-2            06/25/07 - 07/24/07    30          5.87000%      3,928,000.00           19,214.47                   0.00
          M-3            06/25/07 - 07/24/07    30          5.92000%      1,496,000.00            7,380.27                   0.00
          M-4            06/25/07 - 07/24/07    30          5.97000%      1,496,000.00            7,442.60                   0.00
          B-1            06/25/07 - 07/24/07    30          6.32000%      1,309,000.00            6,894.07                   0.00
          B-2            06/25/07 - 07/24/07    30          6.82000%      1,309,000.00            7,439.48                  94.63
          B-3            06/25/07 - 07/24/07    30          7.12000%      1,496,000.00            8,876.27                 482.14
          B-4            06/25/07 - 07/24/07    30          7.12000%      1,870,000.00           11,095.33                 602.68
           C                             N/A    N/A         0.00000%    359,048,667.24                0.00                   0.00
           P                             N/A    N/A         0.00000%            100.00                0.00                   0.00
          R-1                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-2                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-3                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-X                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        1,917,795.21               1,179.45



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00       1,580,425.28                0.00           328,752,713.05
          A-2                         0.00                0.00         215,512.54                0.00           328,752,713.05
          M-1                         0.00                0.00          53,514.90                0.00            11,034,000.00
          M-2                         0.00                0.00          19,214.47                0.00             3,928,000.00
          M-3                         0.00                0.00           7,380.27                0.00             1,496,000.00
          M-4                         0.00                0.00           7,442.60                0.00             1,496,000.00
          B-1                         0.00                0.00           6,894.07                0.00             1,309,000.00
          B-2                        94.63                0.00           7,439.48                0.00             1,309,000.00
          B-3                       482.14                0.00           8,876.27                0.00             1,496,000.00
          B-4                       602.68                0.00          11,095.33                0.00             1,870,000.00
           C                          0.00                0.00          96,842.92                0.00           356,243,628.62
           P                          0.00                0.00           6,387.03                0.00                   100.00
          R-1                         0.00                0.00               0.00                0.00                     0.00
          R-2                         0.00                0.00               0.00                0.00                     0.00
          R-3                         0.00                0.00               0.00                0.00                     0.00
          R-X                         0.00                0.00               0.00                0.00                     0.00

Totals                            1,179.45                0.00       2,021,025.16                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 346,500,000.00       5.72000%             956.87662820            4.56111192            0.00000000
          A-2                           0.00       0.78000%             956.87662820            0.62196981            0.00000000
          M-1                  11,034,000.00       5.82000%            1000.00000000            4.85000000            0.00000000
          M-2                   3,928,000.00       5.87000%            1000.00000000            4.89166752            0.00000000
          M-3                   1,496,000.00       5.92000%            1000.00000000            4.93333556            0.00000000
          M-4                   1,496,000.00       5.97000%            1000.00000000            4.97500000            0.00000000
          B-1                   1,309,000.00       6.32000%            1000.00000000            5.26666921            0.00000000
          B-2                   1,309,000.00       6.82000%            1000.00000000            5.68333079            0.07229183
          B-3                   1,496,000.00       7.12000%            1000.00000000            5.93333556            0.32228610
          B-4                   1,870,000.00       7.12000%            1000.00000000            5.93333155            0.32228877
           C                    3,553,112.41       0.00000%          101051.87390905            0.00000000            0.00000000
           P                          100.00       0.00000%            1000.00000000            0.00000000            0.00000000
          R-1                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-2                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-3                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-X                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           4.56111192            0.00000000           948.78127864
          A-2                   0.00000000            0.00000000           0.62196981            0.00000000           948.78127864
          M-1                   0.00000000            0.00000000           4.85000000            0.00000000          1000.00000000
          M-2                   0.00000000            0.00000000           4.89166752            0.00000000          1000.00000000
          M-3                   0.00000000            0.00000000           4.93333556            0.00000000          1000.00000000
          M-4                   0.00000000            0.00000000           4.97500000            0.00000000          1000.00000000
          B-1                   0.00000000            0.00000000           5.26666921            0.00000000          1000.00000000
          B-2                   0.07229183            0.00000000           5.68333079            0.00000000          1000.00000000
          B-3                   0.32228610            0.00000000           5.93333556            0.00000000          1000.00000000
          B-4                   0.32228877            0.00000000           5.93333155            0.00000000          1000.00000000
           C                    0.00000000            0.00000000          27.25579966            0.00000000        100262.41433211
           P                    0.00000000            0.00000000       63870.30000000            0.00000000          1000.00000000
          R-1                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-2                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-3                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-X                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                4,800,324.78
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   148,719.83
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                  6,387.03
Total Deposits                                                                                         4,955,431.64

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           129,367.86
     Payment of Interest and Principal                                                                 4,826,063.78
Total Withdrawals (Pool Distribution Amount)                                                           4,955,431.64

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    101,351.98
Lender Paid Mortgage Insurance**                                                         23,527.58
Trustee Fee - Wells Fargo Bank, N.A.                                                      4,488.30
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               129,367.86

*Servicer Payees include: EMC MORTGAGE CORPORATION

NOTE: **Lender Paid Mortgage Insurance Payees include: GE Capital, Mortgage Guaranty, PMI, Radian
Guaranty, Republic MIC, Triad Guaranty, United Guaranty.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
              Class A-1/A-2 Net WAC Reserve Account            5,000.00                0.00              0.00           5,000.00
                                      Reserve Fund*            5,000.00            1,179.45          1,179.45           5,000.00
                        Class P Certificate Account              100.00                0.00              0.00             100.00

NOTE: *Bear Stearns Financial Products Inc, Corridor Contract Counterparty

NOTE: **For the benefit of Holders of Bear Stearns Asset Backed Securities I LLC, Asset-Backed Certificates, Series
2007-AC3, Class A-1, Class A-2, Class M-1, Class M-2, Class M-3, Class M-4, Class B-1, Class B-2, Class B-3, Class B-4
and Class C.


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                               Mixed Fixed
 Weighted Average Coupon Rate                                            7.165622
 Weighted Average Net Rate                                               6.826886
 Weighted Average Pass-Through Rate                                      6.733253
 Weighted Average Remaining Term                                              353
 Principal And Interest Constant                                     2,330,601.41
 Beginning Loan Count                                                       1,441
 Loans Paid in Full                                                            13
 Ending Loan Count                                                          1,428
 Beginning Scheduled Balance                                       359,048,667.24
 Ending Scheduled Balance                                          356,243,628.62
 Actual Ending Collateral Balance                                  356,410,793.61
 Scheduled Principal                                                   186,595.57
 Unscheduled Principal                                               2,618,443.05
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  2,144,005.84
 Servicing Fees                                                        101,351.98
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                             4,488.30
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                              23,527.56
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,014,638.06
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                          6,387.03
 Prepayment Penalty Paid Count                                                  2
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                      Cash Reporting
Excess Spread                                                                  318,742.48


                                 Informational Reporting
One-Month LIBOR                                                                 5.320000%
Class A-1 and A-2 Net Rate Cap                                                  6.733254%
Class M and B Net Rate Cap                                                      6.733254%
Current Specified Enhancement %                                                 7.716886%
Delinquency %                                                                   1.986537%


                                 Miscellaneous Reporting
Class A-1 Limited by Net Rate Cap?                                                     NO
Class A-2 Limited by Net Rate Cap?                                                     NO
Class B-1 Limited by Net Rate Cap?                                                     NO
Class B-2 Limited by Net Rate Cap?                                                    YES
Class B-3 Limited by Net Rate Cap?                                                    YES
Class B-4 Limited by Net Rate Cap?                                                    YES
Class M-1 Limited by Net Rate Cap?                                                     NO
Class M-2 Limited by Net Rate Cap?                                                     NO
Class M-3 Limited by Net Rate Cap?                                                     NO
Class M-4 Limited by Net Rate Cap?                                                     NO


                                   Structural Reporting
Extra Principal Distribution Amount                                                  0.00
Overcollateralization Amount                                                 3,552,915.57
Overcollateralization Deficiency Amount                                              0.00
Overcollateralization Release Amount                                                 0.00
Overcollateralization Target Amount                                          3,552,915.57


                                 Trigger Event Reporting
Optional Termination Date                                                              NO
Stepdown Date                                                                          NO
Trigger Event                                                                        Pass
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.500000%
     Calculated Value                                                           0.000000%
Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            3.665521%
     Calculated Value                                                           1.986537%


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      21                  0                    0                   0                    21
             6,151,083.68        0.00                 0.00                0.00                 6,151,083.68

60 Days      8                   0                    0                   0                    8
             1,446,157.58        0.00                 0.00                0.00                 1,446,157.58

90 Days      9                   1                    0                   0                    10
             4,242,220.14        90,897.24            0.00                0.00                 4,333,117.38

120 Days     3                   0                    0                   0                    3
             1,297,635.01        0.00                 0.00                0.00                 1,297,635.01

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       41                  1                    0                   0                    42
             13,137,096.41       90,897.24            0.00                0.00                 13,227,993.65

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      1.470588%           0.000000%            0.000000%           0.000000%            1.470588%
             1.726651%           0.000000%            0.000000%           0.000000%            1.726651%

60 Days      0.560224%           0.000000%            0.000000%           0.000000%            0.560224%
             0.405946%           0.000000%            0.000000%           0.000000%            0.405946%

90 Days      0.630252%           0.070028%            0.000000%           0.000000%            0.700280%
             1.190820%           0.025515%            0.000000%           0.000000%            1.216335%

120 Days     0.210084%           0.000000%            0.000000%           0.000000%            0.210084%
             0.364255%           0.000000%            0.000000%           0.000000%            0.364255%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       2.871148%           0.070028%            0.000000%           0.000000%            2.941176%
             3.687672%           0.025515%            0.000000%           0.000000%            3.713187%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     148,719.83






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan           Scheduled             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan        Scheduled                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       1                  Aug-06            0.000%
     Original Principal Balance        91,324.00                  Sep-06            0.000%
     Current Scheduled Balance         90,897.24                  Oct-06            0.000%
                                                                  Nov-06            0.000%
 Current Bankruptcy Total                                         Dec-06            0.000%
     Loans in Bankruptcy                       1                  Jan-07            0.000%
     Original Principal Balance        91,324.00                  Feb-07            0.000%
     Current Scheduled Balance         90,897.24                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.000%
                                                                  Jun-07            0.000%
                                                                  Jul-07            0.026%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Summary               0020581559       Jul-2007    01-Jan-2007           TN              74.58         91,324.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number          Scheduled           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Summary              0020581559          90,897.24    01-Feb-2007           3            8.125%          2,988.24

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  13       2,628,275.00       2,606,141.37          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        13,685.19


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0015832090            NC              71.43       01-Oct-2006        200,000.00        198,233.75
       Summary               0017026561            IN              90.00       01-Oct-2006        118,620.00        117,859.10
       Summary               0017026926            IL              89.24       01-Feb-2007        315,000.00        313,677.77
       Summary               0017567918            FL              53.75       01-Mar-2007         95,400.00         95,400.00
       Summary               0017901216            MD             100.00       01-Feb-2007        151,000.00        151,000.00
       Summary               0018096453            SC             100.00       01-Feb-2007         70,000.00         69,841.42
       Summary               0018127936            TX             100.00       01-Jan-2007         49,500.00         49,262.84
       Summary               0018207803            TX              90.00       01-Mar-2007         64,800.00         64,600.90
       Summary               0018236091            VA              80.00       01-Mar-2007        276,000.00        275,173.45
       Summary               0018245852            CA              65.00       01-Mar-2007        529,750.00        515,434.71
       Summary               0018299057            FL              61.54       01-Feb-2007        120,000.00        119,496.31
       Summary               0018332924            CO              80.00       01-Feb-2007        508,205.00        505,606.28
       Summary               0019342971            GA             100.00       01-Dec-2006        130,000.00        129,171.33


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0015832090       Loan Paid in Full          (1)             6.750%             360               9
       Summary              0017026561       Loan Paid in Full           0              8.375%             360               9
       Summary              0017026926       Loan Paid in Full           0              7.875%             360               5
       Summary              0017567918       Loan Paid in Full          (1)             6.875%             360               4
       Summary              0017901216       Loan Paid in Full           0              8.625%             360               5
       Summary              0018096453       Loan Paid in Full           0             10.875%             360               5
       Summary              0018127936       Loan Paid in Full           0              8.000%             360               6
       Summary              0018207803       Loan Paid in Full           0              8.500%             360               4
       Summary              0018236091       Loan Paid in Full           0              8.625%             360               4
       Summary              0018245852       Loan Paid in Full           0              7.625%             360               4
       Summary              0018299057       Loan Paid in Full          (1)             7.875%             360               5
       Summary              0018332924       Loan Paid in Full           0              6.875%             360               5
       Summary              0019342971       Loan Paid in Full          (1)             7.250%             360               7


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       2            214,981.64               6,387.03                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0017567918      06/01/2007         95,400.00            2,623.50               0.00
       Summary          0018299057      06/01/2007        119,581.64            3,763.53               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.730%       Current Month              8.413%        Current Month                 799.452%
     3 Month Average          1.055%       3 Month Average           11.910%        3 Month Average             1,518.735%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007      16.196%           N/A                          Apr-2007   3,556.188%           N/A
         May-2007      15.351%           N/A                          May-2007   2,352.677%           N/A
         Jun-2007      11.967%           N/A                          Jun-2007   1,404.076%           N/A
         Jul-2007       8.413%           N/A                          Jul-2007     799.452%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.250             0                0.00            0.000
     5.250    5.499             0                0.00            0.000
     5.500    5.749             0                0.00            0.000
     5.750    5.999             5        1,554,119.66            0.436
     6.000    6.249            18        6,826,562.28            1.916
     6.250    6.499            63       25,915,010.00            7.275
     6.500    6.749           154       47,544,596.62           13.346
     6.750    6.999           277       81,061,618.66           22.755
     7.000    7.249           177       45,131,535.20           12.669
     7.250    7.499           211       52,123,015.56           14.631
     7.500    7.749           141       32,987,681.44            9.260
     7.750    7.999           103       21,860,014.20            6.136
     8.000    8.249            55        8,977,539.01            2.520
     8.250    8.499            50        7,878,378.21            2.212
     8.500    8.749            90       12,617,168.39            3.542
     8.750    8.999            46        5,549,484.62            1.558
     9.000    9.249            13        2,269,325.53            0.637
     9.250    9.499             8        1,036,143.44            0.291
     9.500    9.749             6        1,301,434.35            0.365
     9.750    9.999             3          646,413.11            0.181
    10.000   10.249             5          641,370.47            0.180
    10.250   10.499             0                0.00            0.000
    10.500   10.749             0                0.00            0.000
    10.750   10.999             3          322,217.87            0.090
    11.000   11.249             0                0.00            0.000
 >= 11.250                      0                0.00            0.000
              Total         1,428      356,243,628.62          100.000


                                                 SUPPLEMENTAL REPORTING

Determination Date
With respect to any Distribution Date, the 15th day of the month of such Distribution Date or, if such 15th day is not a Business Day, the immediately preceding Business Day.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in April 2007.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

Record Date
With respect to any Distribution Date and the Class A, Class M and Class B Certificates, so long as such Classes of Certificates are Book-Entry Certificates, the Business Day preceding such Distribution Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs. With respect to the Class C, Class P and Residual Certificates, the close of business on the last Business
Day of the month preceding the month in which such Distribution Date occurs.

Remittance Date:
Shall mean (i) with respect to the Company, the 18th day of any month or if such 18th day is not a Business Day, the first Business Day immediately preceding such 18th day, and (ii) with respect to any other Servicer, the date specified in the related Servicing Agreement.

LIBOR Business Day
Shall mean a day on which banks are open for dealing in foreign currency and exchange in London and New York City.

LIBOR Certificates
Any of the Class A, Class M and Class B Certificates.

One-Month LIBOR
With respect to any Interest Accrual Period and the LIBOR Certificates, the rate determined by the Trustee on the related Interest Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Reuters Screen LIBOR1 Page, which is the display page currently so designated on the Reuters Monitor Money
Rates Service (or such other page as may replace that page on that service for the purpose of displaying comparable rates or prices), as of 11:00 a.m. (London time) on such Interest Determination Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Trustee),
One-Month LIBOR for the applicable Interest Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Trustee and no Reference Bank Rate is available, One-Month LIBOR shall be One-Month LIBOR applicable to the preceding Interest Accrual Period. The establishment of One-Month LIBOR on each Interest Determination
Date by the Trustee and the Trustee's calculation of the rate of interest applicable to the LIBOR Certificates for the related Interest Accrual Period shall, in the absence of manifest error, be final and binding.  One-Month
LIBOR for the Class M Certificates and Class B Certificates and any Interest Accrual Period shall be calculated as described above. One-Month LIBOR for the initial Interest Accrual Period will be approximately 5.320% with regard to the Class A-1 Certificates and Class A-2 Certificates.

Interest Accrual Period
With respect to the Class A, Class M and Class B Certificates and any Distribution Date, the period from and including the 25th day of the calendar month preceding the month in which such Distribution Date occurs (or with respect to the Class M Certificates and Class B Certificates and the first Interest Accrual Period, the Closing Date)
to and including the 24th day of the calendar month in which such Distribution Date occurs. With respect to the
Class C Certificates and the Class C Interest and any Distribution Date, the calendar month immediately preceding such Distribution Date. The Class R Certificates and Class P Certificates are not entitled to distributions of interest and do not have an Interest Accrual Period. All calculations of interest on the Class M Certificates and Class B Certificates will be made on the basis of the actual number of days elapsed in the related Interest
Accrual Period. All calculations of interest on the Class A Certificates, Class C Certificates and the Class C
Interest will be made on the basis of a 360-day year consisting of twelve 30-day months.

Closing Date
March 30, 2007.

